Other Receivables, Deposits and Other Assets	12 Months Ended
Aug. 31, 2017
Other Receivables Net Current [Abstract]
Other Receivables Deposits and Other Assets
5.	OTHER RECEIVABLES, DEPOSITS AND OTHER ASSETS

Other receivables, deposits and other assets consisted of the followings:

	As at August 31,
	2016	2017
	RMB	RMB
Other receivables from third parties	4,346	358
Advances to employees	8,724	5,740
Deposits	5,090	7,714
Unamortized expense for housing subsidies - current	2,916	2,735
Others	8,272	13,988
Total	29,348	30,535